FAIR VALUE OF FINANCIAL INSTRUMENTS - (Schedule of Liabilities Measured at Fair Value on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member]	Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of warrants	$ 1,802,375
Total	$ 1,802,375
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of warrants
Total
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of warrants
Total
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of warrants	$ 1,802,375
Total	$ 1,802,375